Initial Public Offering - Schedule of Contingently Redeemable Common Stock (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Initial Public Offering [Abstract]
Gross proceeds from issuance of initial public offering		$ 276,000,000
Shares of the common stock issuance costs	$ (114,360)	(15,816,086)
Accretion of carrying value to redemption value		15,816,086
Contingently redeemable common stock		$ 276,000,000	$ 276,000,000	$ 276,000,000